Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Employee Benefits
Maximum Employee contribution as percentage of base compensation	60.00%
Maximum employer matching contribution as percentage of the first 6% of base compensation that an employee contributes	50.00%
Percentage of base compensation matched by employer	6.00%
Matching contributions by employer	$ 1,800,000	$ 1,400,000	$ 1,400,000
Insurance coverage for employee health care, per member per plan year	140,000
Insurance coverage for employee health care as percentage of expected claims per plan year	125.00%
Maximum liability for workers' compensation claim per individual	250,000
Maximum liability for automobile liability claims per accident	250,000
Defined benefit pension plan
Change in Benefit Obligation
Benefit obligations at beginning of Period	23,846,000	20,489,000
Interest cost	1,077,000	1,095,000	1,088,000
Actuarial loss	1,707,000	2,995,000
Benefits paid	(750,000)	(733,000)
Benefit obligation at end of period	25,880,000	23,846,000	20,489,000
Change in Plan Assets
Fair value of plan assets at beginning of year	14,041,000	14,059,000
Actual gain (loss) on plan assets	2,154,000	(260,000)
Benefits paid	(750,000)	(733,000)
Employer contribution	1,595,000	975,000	900,000
Fair value of plan assets at end of year	17,040,000	14,041,000	14,059,000
Funded Status
Funded status	(8,840,000)	(9,805,000)
Unrecognized net actuarial loss/Accumulated other comprehensive loss	11,512,000	(11,365,000)	(7,230,000)
Net amount recognized	2,672,000	1,560,000
Projected benefit obligation, accumulated obligation and fair value of pension plan assets
Projected benefit obligation	25,880,000	23,846,000
Accumulated benefit obligation (ABO)	25,880,000	23,846,000
Fair value of plan assets	17,040,000	14,041,000	14,059,000
ABO less fair value of plan assets	8,840,000	9,805,000
Amounts recognized in the consolidated balance sheets
Current Liabilities	660,000	1,595,000
Noncurrent Liabilities	8,180,000	8,210,000
Total Amount Recognized	8,840,000	9,805,000
Net periodic benefit cost (benefit)
Interest cost	1,077,000	1,095,000	1,088,000
Expected return on plan assets	(1,278,000)	(1,234,000)	(1,218,000)
Recognized net actuarial loss	685,000	353,000	154,000
Net periodic benefit cost (benefit)	484,000	214,000	24,000
Change in Accumulated Other Comprehensive Loss
Beginning of year	(11,365,000)	(7,230,000)	(6,365,000)
Net Actuarial losses	(832,000)	(4,488,000)	(1,019,000)
Amortization of net gains	685,000	353,000	154,000
End of year	11,512,000	(11,365,000)	(7,230,000)
Pension Plan Assets
Allocation (as a percent)	100.00%
Actual Allocation (as a percent)	100.00%	100.00%
Fair value of plan assets	17,040,000	14,041,000	14,059,000
Contributions
Contribution by employer	1,595,000	975,000	900,000
Expected contribution in 2013	700,000
Estimated Future Benefit Payments
2013	843,000
2014	890,000
2015	939,000
2016	1,002,000
2017	1,076,000
2018 to 2022	6,243,000
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate (as a percent)	4.09%	4.67%	5.92%
Expected return on assets (as a percent)	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate (as a percent)	4.67%	5.42%	5.92%
Expected return on assets (as a percent)	8.00%	8.00%	8.00%
Defined benefit pension plan | Equity securities
Pension Plan Assets
Allocation (as a percent)	70.00%
Actual Allocation (as a percent)	71.00%	73.00%
Defined benefit pension plan | Equity securities | Level 1
Change in Plan Assets
Fair value of plan assets at end of year	12,113,000	10,205,000
Pension Plan Assets
Fair value of plan assets	12,113,000	10,205,000
Defined benefit pension plan | Debt Securities and Cash
Pension Plan Assets
Allocation (as a percent)	30.00%
Actual Allocation (as a percent)	29.00%	27.00%
Defined benefit pension plan | Debt Securities and Cash | Level 1
Change in Plan Assets
Fair value of plan assets at end of year	4,927,000	3,836,000
Pension Plan Assets
Fair value of plan assets	$ 4,927,000	$ 3,836,000